Share capital	12 Months Ended
Oct. 31, 2020
Share capital [Abstract]
Share capital
25 Share capital

Ordinary shares at 10 pence each as at October 31, 2020 (2019: 10 pence each)

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	363,583,328	47.2	436,800,513	65.8	229,674,479	39.7
Shares issued to satisfy option awards	1,518,327	0.1	6,109,091	0.1	1,894,673	0.2
Shares utilized to satisfy option awards	(556,278)	-	(4,804,817)	-	-	-
Share reorganisation	-	-	(74,521,459)	(18.7)	(16,935,536)	(2.9)
Shares issued relating to acquisition of the HPE Software business	-	-	-	-	222,166,897	28.8
At October 31	364,545,377	47.3	363,583,328	47.2	436,800,513	65.8

“B” shares at 335.859391 pence each (2019: 335.859391 pence each)

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of B shares	-	-	413,784,754	1,800.0	229,799,802	500.0
Redemption of B shares	-	-	(413,784,754)	(1,800.0)	(229,799,802)	(500.0)
At October 31	-	-	-	-	-	-

Deferred D shares at 10 pence each

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of Deferred shares	-	-	74,521,459	-	-	-
Redemption of Deferred shares	-	-	(74,521,459)	-	-	-
At October 31	-	-	-	-	-	-

Share issuances during the 12 months ended to October 31, 2020
In the 12 months ended October 31, 2020, 1,518,327 ordinary shares of 10 pence each (2019: 6,109,091; 2018: 1,894,673) were issued and 556,278 treasury shares were utilized by the Company to settle exercised share options (2019: 4,804,817). The gross consideration received in the 12 months ended to October 31, 2020 was $2.6 million (2019: $3.1 million, 2018: $5.8 million).

At October 31, 2020, 29,644,627 treasury shares were held (2019: 30,200,905, 2018: 9,858,205) such that the number of ordinary shares with voting rights was 334,900,750 (2019: 333,382,423) and the number of listed shares at October 31, 2020 was 364,545,377 (2019: 363,583,328; 2018: 436,800,513).

Potential issues of shares
Certain employees hold options to subscribe for shares in the Company at prices ranging from nil pence to 1,963.00 pence under the following share option schemes approved by shareholders in 2005 and 2006: The Long-Term Incentive Plan 2005, the Additional Share Grants, the Sharesave Plan 2006 and the Employee Stock Purchase Plan 2006.

The number of shares subject to options at October 31, 2020 was 18,856,680 (2019: 14,533,973; 2018: 18,156,060).

Share buy-back
On 29 August 2018, the Company announced the start of a share buy-back program for an initial tranche of up to $200m, which was extended on 5 November 2018 to a total value of $400 million (including the initial tranche). On 14 February 2019, the buy-back program was extended into a third tranche of up to $110 million up until the day before the AGM which took place on 29 March 2019 when the current buy-back authority approved by shareholders at the 2017 AGM to make market purchases of up to 65,211,171 ordinary shares expired.

On 17 July 2019, the Company announced a new share buy-back program with an initial tranche of up to $200 million. The program was affected in accordance with the terms of the authority granted by shareholders at the 2019 AGM and the Listing Rules. On 3 October 2019, the Company completed the $200 million share buy-back program. The total amount bought back under share buy-back programs was $710.0 million, excluding expenses.

In addition to purchasing ordinary shares on the London Stock Exchange, Citi acquired American Depository Receipts representing ordinary shares (“ADRs”) listed on the New York Stock Exchange which it cancelled for the underlying shares and then sold such shares to the Company.

Shares bought back under these programmes are held as treasury shares. Treasury share movements and share buy-back costs are shown below:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Treasury shares	Number	Number
Share buy-backs	-	29,160,054
Shares issued to satisfy option awards	-	(4,804,817)
Share reorganisation	-	(4,012,537)
	-	20,342,700

Share buy-backs numbers:
Ordinary shares bought on the London Stock Exchange	-	25,766,919
ADRs purchased on the New York Stock Exchange	-	3,393,135
	-	29,160,054

Share buy-back cost:	$m	$m
Share buy-back cost	-	538.8
Expenses	-	5.9
	-	544.7
The weighted average price of shares bought back in the 12 months ended October 31, 2019 was £14.61 per share.

Return of Value
On April 29, 2019, a Return of Value was made to shareholders amounting to $1,800.0 million (£1,389.7m) in cash (335.89 pence per existing Ordinary Share and American Depositary Shares (“ADS”) held at the Record Time of 6.00 pm on 29 April 2019). The Return of Value was approved by shareholders on 29 April 2019. The Return of Value was effected through an issue and redemption of B shares and resulted in a $1,800.0 million increase in capital redemption reserve and a $1,800.0 million reduction in the merger reserve. 413,784,754 “B” shares were issued at 335.859391 pence each, resulting in a total $1,800.0 million being credited to the “B” share liability account. Subsequently and on the same date, 413,784,754 “B” shares were redeemed at 335.859391pence each and an amount of $1,800.0 million was debited from the “B share liability account. The Group entered into a forward exchange contract to protect the Company from any foreign exchange movement and the resulting payment to shareholders of $1,800.0 million incurred net transaction costs of $1.0 million. The Return of Value was accompanied by a 0.8296 share consolidation and the share consolidation resulted in the issue of D deferred shares which were subsequently bought back for 1 pence, resulting in a transfer of $18.7 million to the capital redemption reserve. The settlement date was 13 May 2019 for the Ordinary Shares.